5. Subsequent events (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	Mar. 31, 2014	Mar. 31, 2013
Common Stock, Shares Authorized	75,000,000	75,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares Issued	44,898,250	44,898,250
Subsequent Event [Member] | Restatement Adjustment [Member]
Common Stock, Shares Authorized	125,000,000
Common Stock, Par Value	$ 1
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par Value	$ 0.01
Common Stock, Shares Issued	86,130,200
Shares Issued	41,231,950